EMPLOYEES BENEFITS PLANS (Details 4) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Discount Rate [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	9.75%
Average rate	10.75%
Actuarial liabilities	R$ 3,475,721
Average rate	8.75%
Actuarial liabilities	R$ 2,826,339
Wage Growth Rate [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	1.06%	[1]
Average rate	2.06%	[1]
Actuarial liabilities	R$ 3,179,369	[1]
Average rate	0.06%	[1]
Actuarial liabilities	R$ 3,072,449	[1]

[1]	Actual rate.